Other Information (Details 3)	12 Months Ended
	Dec. 31, 2011 MBbls	Dec. 31, 2010 MBbls	Dec. 31, 2009 MBbls
Crude Oil [Member]
Summary of estimating quantities of proved reserves data
Beginning balance	6,824	4,609	2,410
Extensions, discoveries and other additions	2,687	890	982
Revisions of previous estimates	6,937	(112)	1,329
Purchases of reserves in place	6,345	3,328	84
Sales of reserves in place	(215)	(1,507)	(16)
Production	(869)	(384)	(180)
Ending balance	21,709	6,824	4,609
Developed reserves, included above	9,179	3,720	2,055
Natural Gas [Member]
Summary of estimating quantities of proved reserves data
Beginning balance	39,452	9,364	4,253
Extensions, discoveries and other additions	22,399	13,822	2,087
Revisions of previous estimates	40,495	541	34
Purchases of reserves in place	43,757	22,250	3,468
Sales of reserves in place	(11)	(5,298)	(20)
Production	(6,855)	(1,227)	(458)
Ending balance	139,237	39,452	9,364
Developed reserves, included above	90,198	18,888	4,953